Regulatory Matters	12 Months Ended
Dec. 31, 2011
Deposits and Regulatory Matters [Abstract]
REGULATORY MATTERS

NOTE 15 - REGULATORY MATTERS

The Corporation (on a consolidated basis) and its Bank subsidiary are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Corporation. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and the Banks must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items that are calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). As of December 31, 2011 and 2010, the most recent notifications from the Federal Deposit Insurance Corporation categorized the Bank as adequately capitalized under the regulatory framework for prompt corrective action.

West Michigan Community Bank was placed under a Consent Order with federal and state banking regulators that contain provisions to foster improvement in West Michigan Community Bank’s earnings, lower non performing loan levels, and increase capital. The Consent Order required West Michigan Community Bank to retain a Tier 1 capital to average assets ratio of a minimum of 8.0%. As of December 31, 2010, West Michigan Community Bank had a Tier 1 capital to average assets ratio of 7.5% and as such was not in compliance with the Consent Order requirements. As previously mentioned, West Michigan Community Bank was sold on January 31, 2011.

In January 2010, The State Bank entered into a Consent Order with federal and state banking regulators that contain provisions to foster improvement in The State Bank’s earnings, lower nonperforming loan levels, increase capital, and require revisions to various policies. The Consent Order requires The State Bank to maintain a Tier 1 capital to average asset ratio of a minimum of 8.0%. It also requires The State Bank to maintain a total capital to risk weighted asset ratio of 12.0%. At December 31, 2011, The State Bank had a Tier 1 capital to average assets ratio of 8.1% and a total capital to risk-weighted assets ratio of 12.3%.

The Consent Orders restrict the Bank from issuing or renewing brokered deposits. The Consent Orders also restrict dividend payments from The State Bank to the Corporation. The Corporation, the Board of Directors and management continue to work on plans to come into compliance with the Consent Orders. Recent actions included the injection of $900,000 capital into The State Bank on January 31, 2011 resulting from the sale of West Michigan Community Bank. Additional capital injections were made on June 2, 2011 in the amount of $2,862,000 and on July 27, 2011 in the amount of $850,000. These injections were the result of the sale of non-performing assets from the subsidiary of the Corporation. Following these injections, the Bank has attained capital levels that can be considered well capitalized by regulatory standards. Future non-compliance with Consent Order requirements may cause the Bank to be subject to further enforcement actions by the FDIC.

Effective in November 2010, the Corporation received a notice from The Federal Reserve which defined restrictions being placed upon the holding company. The restrictions include the declaration or payment of any dividends, the receipt of dividends from subsidiary banks, the repayment of any principal or interest on subordinated debentures or Trust Preferred securities, restrictions on debt, any changes in Executive or Senior Management or change in the role of Senior Management. In addition, the notice provided an expectation that the Corporation “maintain sufficient capital” levels.

As illustrated in the table below, at December 31, 2011, the Consolidated Corporation’s total capital to risk weighted assets ratio indicates that it is adequately capitalized. The Corporation’s total capital to risk weighted assets ratio of 10.1% at December 31, 2011 was above the minimum requirement to be adequately capitalized of 8.0%. This is compared to December 31, 2010 when the total capital to risk weighted assets for the Corporation was at 7.8% and was under capitalized. The improvement in capital ratios was largely driven by the sale of West Michigan Community Bank. Despite the improvements and current capital levels, the Corporation continues to be required to obtain written approval prior to payments of any dividends or for any increase or decrease to outstanding debt.

The Corporation’s principal source of funds for dividend payments is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies.

Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the limitations described above.

(000s omitted)	Actual		For Capital Adequacy Purposes		Regulatory Agreement Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total Capital
(to Risk Weighted Assets)
Consolidated	$22,263	10.1%	$17,646	8.0%	NA	NA
The State Bank	26,448	12.3	17,166	8.0	$25,749	12.0%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	19,515	8.8	8,823	4.0	NA	NA
The State Bank	23,700	11.0	8,583	4.0	NA	NA

Tier 1 Capital
(to Average Assets)
Consolidated	19,515	6.5	11,981	4.0	NA	NA
The State Bank	23,700	8.1	11,654	4.0	23,307	8.0

(000s omitted)	Actual		For Capital Adequacy Purposes		Regulatory Agreement Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2010
Total Capital
(to Risk Weighted Assets)
Consolidated	$25,443	7.8%	$26,073	8.0%	NA	NA
The State Bank	22,670	10.0	18,152	8.0	$27,228	12.0%
West Michigan Community Bank	10,722	11.0	7,794	8.0	NA	NA

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	21,261	6.5	13,036	4.0	NA	NA
The State Bank	19,735	8.7	9,076	4.0	NA	NA
West Michigan Community Bank	9,475	9.7	3,897	4.0	NA	NA

Tier 1 Capital
(to Average Assets)
Consolidated	21,261	4.9	17,330	4.0	NA	NA
The State Bank	19,735	6.5	12,204	4.0	24,408	8.0
West Michigan Community Bank	9,475	7.5	5,025	4.0	10,050	8.0

Management believes they have responded fully to the provisions of the Consent Order. Non-compliance with Consent Order requirements may cause the bank to be subject to further enforcement actions by the FDIC.